Financial Risk Management Objectives and Policies - Foreign Currency Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 15,985	$ 2,528	¥ 18,081
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	234	37	310
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 99	$ 16	3,526
Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax			¥ (216)